CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current liabilities	¥ 5,462,678	$ 769,403	¥ 2,828,836
Non-current liabilities	3,114,855	438,718	1,024,274
VIE
Current liabilities	4,300	$ 600	2,900
Non-current liabilities | ¥	¥ 0		¥ 0
Convertible senior preferred shares
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares outstanding (in shares)	307,692,307	307,692,307	307,692,307
Class A ordinary shares
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,093,280,340	2,093,280,340	2,079,801,956
Equity, shares outstanding (in shares)	2,093,280,340	2,093,280,340	2,079,801,956
Class B ordinary shares
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	144,778,552	144,778,552	144,778,552
Equity, shares outstanding (in shares)	144,778,552	144,778,552	144,778,552